Withholding Tax Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Withholding Tax Receivable [Abstract]
Schedule of Withholding Tax Receivable Movement	Withholding tax receivable movement for the six months ended June 30, 2024 and 2023:
	2024	2023
	(Unaudited)	(Unaudited)
Balance at January 1,	$2,224,846	$2,691,096
Addition	376,265	401,941
Collection	(604,168)	-
Recovery of (Write off)/Allowance for uncollectible	32,980	(561,277)
Exchange difference	(158,496)	(73,713)
Balance at June 30,	$1,871,427	$2,458,047

Schedule of Withholding Tax Receivable	Withholding tax receivable balance as of June 30, 2024 and December 31, 2023:
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Current portion	$366,884	$607,221
Non-current portion	1,504,543	1,617,625
Withholding tax receivable	$1,871,427	$2,224,846